AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                      Value
                                  Equity Income
             Investor Class o Institutional Class o Advisor Class

                        SUPPLEMENT DATED JANUARY 15, 1998
                          Prospectus dated May 21, 1997

The following disclosure replaces the paragraph under the heading "Portfolio Lending" found on page 12 of the Investor and Institutional Class Prospectuses and page 14 of the Advisor Class Prospectus.

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

The  following  disclosure  should be inserted  after the  section  "When-Issued
Securities"  found  on  page  12  of  the  Investor  and   Institutional   Class
Prospectuses and page 14 of the Advisor Class Prospectus.

INVESTMENTS IN COMPANIES WITH  LIMITED OPERATING HISTORY

    The funds may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Value and Equity Income will not invest more than 5% of their total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

The following disclosure replaces the first paragraph under the heading "Short Sales" found on page 12 of the Investor and Institutional Class Prospectuses and page 14 of the Advisor Class Prospectus.

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short. Such transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

The following disclosure should be inserted as the second paragraph under the heading "American Century Investments" on page 14 of the Investor and Institutional Class Prospectuses and as the last paragraph under the heading "How to Purchase and Sell American Century Funds" on page 16 of the Advisor Class Prospectus.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

The following disclosure is added on page 21 of the Investor Class Prospectus, page 20 of the Institutional Class Prospectus and page 18 of the Advisor Class Prospectus, following the last paragraph under the heading "When Share Price is Determined."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

The second paragraph under the heading "Investment Management," found on page 23 of the Investor Class Prospectus, page 22 of the Institutional Class Prospectus, and page 20 of the Advisor Class Prospectus is deleted.

The following disclosure is added on page 24 of the Investor Class Prospectus, page 23 of the Institutional Class Prospectus and page 21 of the Advisor Class Prospectus, following the last paragraph under the heading "Transfer and Administrative Services."

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

The following disclosure replaces the first sentence under the heading "Distribution of Fund Shares" found on page 25 of the Investor Class Prospectus and page 24 of the Institutional Class Prospectus, and under the heading "Distribution Fees" on page 21 of the Advisor Class Prospectus.

    The funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 25 of the Investor Class Prospectus and page 24 of the Institutional Class Prospectus, and under the heading "Distribution Fees" on page 21 of the Advisor Class Prospectus.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.



P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11257 9801

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                        American Century Real Estate Fund
              Investor Class * Institutional Class * Advisor Class

                        SUPPLEMENT DATED JANUARY 15, 1998
             Prospectus dated May 21, 1997 (revised June 16, 1997)

THE FOLLOWING DISCLOSURE REPLACES THE PARAGRAPH UNDER THE HEADING "PORTFOLIO LENDING" FOUND ON PAGE 8 OF EACH PROSPECTUS.

    In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AFTER THE SECTION "REPURCHASE AGREEMENTS" FOUND ON PAGE 9 OF THE INVESTOR CLASS, INSTITUTIONAL CLASS AND ADVISOR CLASS PROSPECTUSES.

FUTURES AND OPTIONS

    The fund may invest in financial futures contracts and options thereon. A financial futures contract is an agreement to take or make delivery of a financial asset or an amount of cash, as specified in the applicable contract, at some time in the future. The value of the asset or cash to be delivered at the end of the contract period is calculated based upon the difference in value between the making of the contract and the end of the contract period of a financial index, indicator, or security underlying the futures contract.

    Rather than actually purchasing a financial asset (e.g., a long- or short-term treasury security) or all of the securities contained in a specific index (e.g., the S&P 500), the manager may choose to purchase a futures contract which reflects the value of such securities or index. For example, an S&P 500 futures contract reflects the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the index securities increases or decreases during the contract period of an S&P 500 futures contract, the amount of cash to be paid to the contract holder at the end of the period would correspondingly increase or decrease. As a result, the manager is able to expose to the market cash that is held by the funds to meet anticipated redemptions or for future investment opportunities. Because futures contracts generally settle more quickly than their underlying securities, the manager believes that the use of futures and options thereon allows the funds to be fully invested while maintaining the needed liquidity.

    The fund will not purchase leveraged futures. When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the contract fluctuates, a party to the contract may be required to make additional margin payments, known as "variation margin," to cover a portion of such fluctuation. A fund will also deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fund's payment obligation under the futures contract, less any initial or variation margin. For options sold, a fund will segregate cash of high-quality debt securities equal to the value of the securities underlying the option unless the option is otherwise covered.

INVESTMENTS IN COMPANIES WITH  LIMITED OPERATING HISTORY

    The fund may invest in the securities of issuers with limited operating history. The manager considers an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation.

    Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the manager may base its investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

    Real Estate will not invest more than 5% of its total assets in the securities of issuers with less than a three-year operating history. The manager will consider periods of capital formation, incubation, consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

THE FOLLOWING DISCLOSURE SHOULD BE INSERTED AS THE SECOND PARAGRAPH UNDER THE HEADING "AMERICAN CENTURY INVESTMENTS" FOUND ON PAGE 11 OF THE INVESTOR AND INSTITUTIONAL CLASS PROSPECTUSES AND AS THE LAST PARAGRAPH UNDER THE HEADING "HOW TO PURCHASE AND SELL AMERICAN CENTURY FUNDS" FOUND ON PAGE 11 OF THE ADVISOR CLASS PROSPECTUS.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 18 OF THE INVESTOR CLASS PROSPECTUS, PAGE 17 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 13 OF THE ADVISOR CLASS PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "WHEN SHARE PRICE IS DETERMINED."

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

THE FOLLOWING DISCLOSURE IS ADDED ON PAGE 23 OF THE INVESTOR CLASS PROSPECTUS, PAGE 22 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 18 OF THE ADVISOR CLASS PROSPECTUS, FOLLOWING THE LAST PARAGRAPH UNDER THE HEADING "TRANSFER AND ADMINISTRATIVE SERVICES."

    Pursuant  to  a  Sub-Administration   Agreement  with  the  manager,   Funds
Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager.

THE FOLLOWING DISCLOSURE REPLACES THE FIRST SENTENCE UNDER THE HEADING "DISTRIBUTION OF FUND SHARES" FOUND ON PAGE 23 OF THE INVESTOR CLASS PROSPECTUS, PAGE 22 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 18 OF THE ADVISOR CLASS PROSPECTUS.

    The fund's shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

THE  FOLLOWING  DISCLOSURE  SHOULD BE INSERTED AS THE LAST  PARAGRAPH  UNDER THE
HEADING "DISTRIBUTION OF FUND SHARES" ON PAGE 23 OF THE INVESTOR CLASS PROSPECTUS, PAGE 22 OF THE INSTITUTIONAL CLASS PROSPECTUS AND PAGE 18 OF THE ADVISOR CLASS PROSPECTUS.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.




P.O. Box 419200                                        [american century logo]
Kansas City, Missouri                                          American
64141-6200                                                  Century(reg.sm)
1-800-345-2021 or 816-531-5575

SH-SPL-11258 9801